CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (352,882)	$ (55,375)	¥ 208,002	¥ 102,834
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	16,049	2,519	4,828	3,499
Allowance for loans provided to a related party	56	9	(2,651)	(3,400)
Inventories provision	3,298	518	4,780	6,098
Unrealized foreign exchange loss	(5,701)	(895)	885
Share of loss/(income) on equity method investments	(854)	(134)	18,879	3,928
Impairment of long-term investments				4,152
Deferred income tax (benefit)/expense	20,745	3,255	(2,253)	8,117
Share-based compensation	350,107	54,939
Loss on disposal of property and equipment	70	11		69
Gain from settlement of pre-existing loans to an equity investee			(11,873)
Gain on the remeasurement of the pre-existing equity interest			(3,765)
Interest expense/(income)	(622)	(98)
Changes in operating assets and liabilities:
Accounts receivable	(9,484)	(1,488)	(9,248)	448
Inventories	(185,661)	(29,134)	24,087	(212,780)
Prepayments and other current assets	(182,104)	(28,576)	(94,795)	5,972
Change in other non-current assets	(1,591)	(250)
Amounts due from related parties	(11,428)	(1,793)	21,358	(2,479)
Accounts payable	(37,466)	(5,879)	76,795	46,890
Customer advances and deferred revenue	(133,389)	(20,932)	(205,972)	151,872
Amounts due to related parties	3,703	581	(869)	99
Accrued expenses and other liabilities	19,649	3,084	(555)	81,102
Income tax payable	(33,770)	(5,299)	17,802	12,841
Net cash generated from/used in operating activities	(582,877)	(91,465)	55,243	199,828
Cash flows from investing activities:
Purchase of short-term investments	(555,070)	(87,103)	(575,000)	(194,600)
Proceeds from maturity or redemption of short-term investments	660,734	103,684	539,600	127,000
Purchase of property and equipment	(14,141)	(2,219)	(11,703)	(3,046)
Purchase of intangible assets	(45,755)	(7,181)
Purchase of long-term investments	(5,000)	(785)	(4,671)	(300)
Repayment of loans provided to a third party	6,098	957	8,080	9,164
Loans provided to related parties	(250)	(39)	(33,558)	(12,985)
Repayment of loans provided to related parties	2,486	390	12,555	3,603
Proceeds from disposal or liquidation of long-term investments			300
Proceeds from disposal of property and equipment	22	4
Proceeds from disposal of loan receivables of a related party	3,000	471	4,200
Business acquisition, net of cash acquired			127
Net cash (used in)/generated from investing activities	52,124	8,179	(60,070)	(71,164)
Cash flows from financing activities:
Proceeds from short-term bank loans	233,233	36,599	113,056	2,874
Repayment of short-term bank loans	(205,872)	(32,306)	(91,665)	(950)
Proceeds from long-term loan			1,199
Proceeds from issuance of shares by the Company's subsidiaries			805	312
Proceeds from IPO, and PIPE and Over-allotment, net of issuance costs	556,958	87,399
Net cash generated from financing activities	584,319	91,692	23,395	2,236
Effect of exchange rate on cash and cash equivalents	(4,221)	(662)	520	(70)
Net increase/(decrease) in cash, cash equivalents and restricted cash	49,345	7,744	19,088	130,830
Cash, cash equivalents and restricted cash at the beginning of the period	249,720	39,186	230,632	99,802
Cash, cash equivalents and restricted cash at the end of the period	299,065	46,930	249,720	230,632
Supplemental disclosures of cash flow information:
Interest paid	834	131	755	87
Income taxes paid	41,343	6,488	10,320	10,123
Supplemental disclosures of non-cash information:
Purchase of long-term investments included in accrued expenses and other liabilities				¥ 547
Consideration for business combination included in accrued expenses and other liabilities	¥ 89	$ 14	89
Disposal of long-term investments and loan receivables included in amounts due from related parties			¥ 3,152